MEZZANINE EQUITY AND WARRANT LIABILITIES - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Apr. 08, 2021	Dec. 29, 2020	Aug. 31, 2021	Mar. 31, 2021	Dec. 31, 2025	Dec. 01, 2025	Dec. 31, 2024	Oct. 25, 2024	Dec. 28, 2020
Mezzanine equity and warrant liabilities
Preferred shares, authorized								333,738
Warrants exercise price		$ 5,400
Fair value allocated to warrants					$ 1,690
Volume-weighted average price					$ 5,400
Converted stocks			72,610
Preferred shares, outstanding					0		0
Number of warrants exercised					0
Re-measurement of warrants					$ 0		$ 22
Series A Preferred Stock
Mezzanine equity and warrant liabilities
Preferred shares, authorized						6,000		6,000
Fair value allocated to preferred shares					$ 1,310
Conversion of outstanding shares amount			$ 3,000
Purchase Agreement
Mezzanine equity and warrant liabilities
Total amount of investment agreed		$ 6,000
Proceeds from issuance of convertible preferred stock		$ 3,000
Warrants exercise price		$ 3
Preferred shares, issued		3,000
Kaixin Auto Holdings
Mezzanine equity and warrant liabilities
Total amount of investment agreed				$ 6,000
Proceeds from issuance of convertible preferred stock	$ 6,000
Preferred shares, issued	6,000
Kaixin Auto Holdings | Purchase Agreement
Mezzanine equity and warrant liabilities
Preferred shares, authorized									1,000,000
Conversion price									$ 5,400
Series A Warrants
Mezzanine equity and warrant liabilities
Warrants issued/granted		1,500,000
Series B Warrants
Mezzanine equity and warrant liabilities
Warrants issued/granted		1,333,333
Series C Warrants
Mezzanine equity and warrant liabilities
Warrants issued/granted		2,000,000